Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 3,011,798	$ 2,994,000
Finite-Lived Intangible Assets, Accumulated Amortization	(2,187,527)	(1,918,200)
Patent Products [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	2,344,900	2,344,900
Trade Names And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	1,106,000	1,106,000
Customer Or Distribution List [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	1,461,300	1,461,300
Non Compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets Acquired	$ 287,125	$ 0